SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	Dec. 31, 2023
Advertising resources
Intangible assets, net
Estimated useful lives of intangible assets	5 years
Maximum
Intangible assets, net
Estimated useful lives of intangible assets	47 years
Maximum | Software
Intangible assets, net
Estimated useful lives of intangible assets	10 years
Maximum | Trademarks and domain names
Intangible assets, net
Estimated useful lives of intangible assets	10 years
Maximum | Customer relationships
Intangible assets, net
Estimated useful lives of intangible assets	5 years
Maximum | Non-competition agreements
Intangible assets, net
Estimated useful lives of intangible assets	5 years
Maximum | Licenses
Intangible assets, net
Estimated useful lives of intangible assets	10 years
Minimum
Intangible assets, net
Estimated useful lives of intangible assets	44 years
Minimum | Software
Intangible assets, net
Estimated useful lives of intangible assets	3 years
Minimum | Trademarks and domain names
Intangible assets, net
Estimated useful lives of intangible assets	3 years
Minimum | Customer relationships
Intangible assets, net
Estimated useful lives of intangible assets	3 years
Minimum | Non-competition agreements
Intangible assets, net
Estimated useful lives of intangible assets	3 years
Minimum | Licenses
Intangible assets, net
Estimated useful lives of intangible assets	6 years